INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory balances
Raw materials and packaging	$ 1,564	$ 1,615
Finished goods	1,032	1,134
Other	306	351
Total inventories	$ 2,902	$ 3,100